Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 23, 2021	Apr. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2020	Jan. 02, 2020
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage			86.00%
Shares issued						5,422,342
Allocation of expenses			$ 141,410	$ 0
Investments			$ 200,000	0	$ 0
Number of shares investment			280,903
Ownership interest			1.12%
Impairmentof investment			$ 0
Depreciation			28,891	20,331	15,952
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			86,989	58,098
Capitalized cost			201,436	292,229	173,710
[custom:GoodwillImpairmentExpense]			21,722,213
[custom:GoodwilNagetiveCarryingAmount-0]			858,819
Other long-term liabilities			366,000
Other long-term assets			284,000
General, and administrative expenses			284,625	2,211,303	2,297,723
Interest rate	12.00%
Share price							$ 2
Proceeds from loan				$ 46,500
Loan forgiveness			$ 46,500
Related Party [Member]
Debt Instrument [Line Items]
Issuance of stock subscriptions					66,759
Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of stock subscriptions				3,516	87,142
Issuance of stock subscriptions value				$ 5,266	$ 130,532
Convertible Notes [Member]
Debt Instrument [Line Items]
Face amount					$ 1,882,500
Interest rate					4.00%
P P P Loan [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 46,500